Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Comprehensive Income
Net income (loss)	$ (38)		$ 712		$ 1,636
Other comprehensive income
Change in net unrealized gain/loss on securities	1,907	[1],[2]	2,067	[1],[2]	1,889	[1],[2]
Change in OTTI losses recognized in other comprehensive income	52	[1]	9	[1]	116	[1]
Change in net gain/loss on cash-flow hedging instruments	(88)	[1],[3]	131	[1],[3]	128	[1],[3]
Change in foreign currency translation adjustments	(168)	[1]	107	[1]	275	[1]
Change in pension and other postretirement plan adjustments	(111)		(73)	[1]	(123)	[1]
Total other comprehensive income	1,592		2,241		2,285
Total comprehensive income	$ 1,554		$ 2,953		$ 3,921

[1]	Included in the unrealized gain (loss) balance as of December 31, 2012, 2011 and 2010 was net unrealized gains (losses) credited to policyholders of $(20), $(65), and $(87), respectively. Included in the AOCI components were the following:•Unrealized gain (loss) on securities is net of tax and deferred acquisition costs of $1,600, $1,126, and $3,407, for the years ended December 31, 2012, 2011 and 2010 , respectively.•Change in other-than-temporary impairment losses recognized in other comprehensive income is net of changes in the fair value of non-credit impaired securities of $147, $112 and $647 for the years ended December 31, 2012, 2011 and 2010, respectively, and net of tax and deferred acquisition costs of $(55), $(14) and $(113) for the years ended December 31, 2012, 2011 and 2010, respectively.•Net gain (loss) on cash-flow hedging instruments is net of tax of $(47), $71, and $69 for the years ended December 31, 2012, 2011 and 2010, respectively.•Changes in foreign currency translation adjustments are net of tax of $(90), $58 and $148 for the years ended December 31, 2012, 2011 and 2010, respectively.•Change in pension and other postretirement plan adjustment is net of tax of $(60), $(39), and $(66) for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Net of reclassification adjustment for gains (losses) realized in net income of $57, $88, and $(78) for the years ended for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	Net of amortization adjustment of $139, $125, and $94 to net investment income for the years ended December 31, 2012, 2011 and 2010, respectively.